Fair value of financial instruments - Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Fair value of financial instruments
Financial liabilities	€ 8,746	€ 8,092
Financial liabilities at fair value	8,863	8,256
Long-term interest bearing liabilities
Fair value of financial instruments
Financial liabilities	3,457	3,657
Financial liabilities at fair value	3,574	3,821
Short-term interest-bearing liabilities
Fair value of financial instruments
Financial liabilities	309	370
Financial liabilities at fair value	309	370
Other financial liabilities including derivatives
Fair value of financial instruments
Financial liabilities	984	284
Financial liabilities at fair value	984	284
Accounts payable
Fair value of financial instruments
Financial liabilities	3,996	3,781
Financial liabilities at fair value	3,996	3,781
At Amortized Cost-Liabilities
Fair value of financial instruments
Financial liabilities	7,806	7,842
At Amortized Cost-Liabilities | Long-term interest bearing liabilities
Fair value of financial instruments
Financial liabilities	3,457	3,657
At Amortized Cost-Liabilities | Short-term interest-bearing liabilities
Fair value of financial instruments
Financial liabilities	309	370
At Amortized Cost-Liabilities | Other financial liabilities including derivatives
Fair value of financial instruments
Financial liabilities	44	34
At Amortized Cost-Liabilities | Accounts payable
Fair value of financial instruments
Financial liabilities	3,996	3,781
Level 2 | At Fair Value-Liabilities
Fair value of financial instruments
Financial liabilities	268	236
Level 2 | At Fair Value-Liabilities | Other financial liabilities including derivatives
Fair value of financial instruments
Financial liabilities	268	236
Level 3 | At Fair Value-Liabilities
Fair value of financial instruments
Financial liabilities	672	14
Level 3 | At Fair Value-Liabilities | Other financial liabilities including derivatives
Fair value of financial instruments
Financial liabilities	€ 672	€ 14